Pension and Other Post-retirement Benefits	12 Months Ended
Oct. 25, 2015
Pension and Other Post-retirement Benefits
Pension and Other Post-retirement Benefits

NOTE G

Pension and Other Post-retirement Benefits

The Company has several defined benefit plans and defined contribution plans covering most employees. Total costs associated with the Company’s defined contribution benefit plans in 2015, 2014, and 2013 were $31.7 million, $30.1 million, and $29.9 million, respectively. Benefits for defined benefit pension plans covering hourly employees are provided based on stated amounts for each year of service, while plan benefits covering salaried employees are based on final average compensation. The Company’s funding policy is to make annual contributions of not less than the minimum required by applicable regulations. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 9-23 years.

Certain groups of employees are eligible for post-retirement health or welfare benefits. Benefits for retired employees vary for each group depending on respective retirement dates and applicable plan coverage in effect. Contribution requirements for retired employees are governed by the Retiree Health

Care Payment Program and may change each year as the cost to provide coverage is determined. Eligible employees hired after January 1, 1990, may receive post-retirement medical coverage but must pay the full cost of the coverage. On October 17, 2012, the plan was amended, effective April 1, 2013, to terminate coverage for certain nonunion retirees who retired on or after August 1, 2002, and who are or will be Medicare eligible. If the cost of the nonunion retiree coverage is currently subsidized by the Company for the affected retirees, credits will be established in a health reimbursement account to help reimburse the retiree for the cost of purchasing coverage in the individual market. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 6-18 years.

In 2011, an amendment was enacted for a defined benefit plan which included a change in the pension formula effective January 1, 2017. The amended formula remains a defined benefit formula, but will base the accrued benefit credit on age and service and define the benefit as a lump sum. Effective October 31, 2016, the 401(k) match for these participants will be increased.

Net periodic cost of defined benefit plans included the following:

	Pension Benefits			Post-retirement Benefits
(in thousands)	2015	2014	2013	2015	2014	2013
Service cost	$ 28,795	$ 25,935	$ 30,979	$ 1,795	$ 1,963	$ 2,494
Interest cost	52,522	53,030	47,688	13,479	15,279	14,910
Expected return on plan assets	(88,792)	(83,702)	(73,144)	–	–	–
Amortization of prior service cost	(4,878)	(4,971)	(5,079)	(1,337)	(1,337)	(1,332)
Recognized actuarial loss (gain)	18,476	12,697	34,019	(2)	(2)	7,719

Curtailment charge	–	–	6	–	–	–

Net periodic cost	$ 6,123	$ 2,989	$ 34,469	$ 13,935	$ 15,903	$ 23,791

The following amounts have not been recognized in net periodic pension cost and are included in accumulated other comprehensive loss:

(in thousands)	Pension Benefits		Post-retirement Benefits
	2015	2014	2015	2014
Unrecognized prior service credit	$ 32,490	$ 37,368	$ 2,844	$ 4,180

Unrecognized actuarial losses	(360,949)	(343,398)	(40,590)	(30,250)

The following amounts are expected to be recognized in net periodic benefit expense in fiscal year 2016:

Post-
	Pension	retirement
(in thousands)	Benefits	Benefits
Amortized prior service credit	$ (4,878)	$ (1,337)
Recognized actuarial losses	18,693	1,303

The following is a reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans as of the October 25, 2015, and the October 26, 2014, measurement dates:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$ 1,235,769	$ 1,098,060	$ 330,841	$ 334,447
Service cost	28,795	25,935	1,795	1,963
Interest cost	52,522	53,030	13,479	15,279
Actuarial (gain) loss	(16,872)	108,047	10,339	927
Employee contributions	–	–	2,798	2,715
Medicare Part D subsidy	–	–	1,313	1,941
Benefits paid	(52,005)	(49,303)	(26,021)	(26,431)

Benefit obligation at end of year	$ 1,248,209	$ 1,235,769	$ 334,544	$ 330,841

	Pension Benefits		Post-retirement Benefits
(in thousands)	2015	2014	2015	2014
Change in plan assets:
Fair value of plan assets at beginning of year	$ 1,168,765	$ 1,087,315	$ –	$ –
Actual return on plan assets	35,870	101,025	–	–
Employee contributions	–	–	2,798	2,715
Employer contributions	27,147	29,728	23,223	23,716
Benefits paid	(52,005)	(49,303)	(26,021)	(26,431)
Fair value of plan assets at end of year	$ 1,179,777	$ 1,168,765	$ –	$ –

Funded status at end of year	$ (68,432)	$ (67,004)	$ (334,544)	$ (330,841)

Amounts recognized in the Consolidated Statements of Financial Position as of October 25, 2015, and October 26, 2014, are as follows:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2015	2014	2015	2014
Pension assets	$ 132,861	$ 130,284	$ –	$ –
Employee related expenses	(4,931)	(4,532)	(21,645)	(20,904)
Pension and post-retirement benefits	(196,362)	(192,756)	(312,899)	(309,937)

Net amount recognized	$ (68,432)	$ (67,004)	$ (334,544)	$ (330,841)

The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

(in thousands)	2015	2014
Projected benefit obligation	$ 201,293	$ 197,288

Accumulated benefit obligation	193,913	186,085

Fair value of plan assets	–	–

Weighted-average assumptions used to determine benefit obligations are as follows:

	2015	2014
Discount rate	4.50%	4.31%
Rate of future compensation increase
(for plans that base benefits on final compensation level)	3.92%	3.94%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2015	2014	2013
Discount rate	4.31%	4.89%	4.05%

Rate of future compensation increase (for plans that base benefits on final compensation level)	3.94%	3.91%	3.97%
Expected long-term return on plan assets	7.70%	7.80%	7.90%

The expected long-term rate of return on plan assets is based on fair value and is developed in consultation with outside advisors. A range is determined based on the composition of the asset portfolio, historical long-term rates of return, and estimates of future performance.

For measurement purposes, an 8.0% annual rate of increase in the per capita cost of covered health care benefits for pre-Medicare and post-Medicare retirees’ coverage is assumed for 2016. The pre-Medicare and post-Medicare rate is assumed to decrease to 5.0% for 2021, and remain at that level thereafter.

The assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate have a significant impact on the amounts reported for the benefit plans. A one-percentage-point change in these rates would have the following effects:

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$ (12,892)	$ 16,810	$ (157,394)	$ 197,869
Expected long-term rate of return on plan assets	(11,629)	11,629	–	–
Rate of future compensation increase	461	(442)	2,504	(2,417)
Post-retirement Benefits:
Discount rate	$ (64)	$ 5,035	$ (33,462)	$ 40,619
Health care cost trend rate	1,749	(1,451)	38,194	(31,112)

The actual and target weighted-average asset allocations for the Company’s pension plan assets as of the plan measurement date are as follows:

	2015		2014
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	38.8%	15-35%	33.0%	15-35%

Small Capitalization Equity	5.4%	5-15%	6.0%	5-15%

International Equity	14.0%	15-25%	20.8%	15-25%

Private Equity	6.1%	0-15%	5.0%	0-15%

Total Equity Securities	64.3%	50-75%	64.8%	55-75%

Fixed Income	34.3%	25-45%	34.0%	25-45%

Real Estate	–	0-10%	–	–

Cash and Cash Equivalents	1.4%	–	1.2%	–

Target allocations are established in consultation with outside advisors through the use of asset-liability modeling to attempt to match the duration of the plan assets with the duration of the Company’s projected benefit liability. The asset allocation strategy attempts to minimize the long-term cost of pension benefits, reduce the volatility of pension expense, and achieve a healthy funded status for the plans.

During 2014, the 1.7 million shares of Company common stock held in plan assets were sold. Dividends paid during 2014 on shares held by the plan were $0.7 million.

Based on the October 25, 2015 measurement date, the Company anticipates making contributions of $24.1 million to fund the pension plans during fiscal year 2016. The Company also expects to make contributions of $27.2 million during 2016 that represent benefit payments for unfunded plans.

Benefits expected to be paid over the next ten fiscal years are as follows:

		Post-
	Pension	retirement
(in thousands)	Benefits	Benefits
2016	$ 53,515	$ 22,113

2017	55,661	22,441

2018	58,010	22,612

2019	60,934	22,711

2020	63,916	22,621

2021 – 2025	361,518	108,832

Post-retirement benefits are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be $2.4 million per year through 2025.

The fair values of the defined benefit pension plan investments as of October 25, 2015, and October 26, 2014, by asset category and fair value hierarchy level, are as follows:

Fair Value Measurements at October 25, 2015
Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:

Cash Equivalents(1)	$ 16,551	$ 16,551	$ –	$ –

Large Capitalization Equity(2)

Domestic	$ 300,735	$ 175,206	$ 125,529	$ –

Foreign	36,637	36,637	–	–

World	120,206	–	120,206	–

Total Large Capitalization Equity	$ 457,578	$ 211,843	$ 245,735	$ –

Small Capitalization Equity(3)

Domestic	$ 55,513	$ 55,513	$ –	$ –

Foreign	8,246	8,246	–	–

Total Small Capitalization Equity	$ 63,759	$ 63,759	$ –	$ –

International Equity(4)

Mutual fund	$ 101,062	$ –	$ 101,062	$ –

Collective trust	63,861	–	63,861	–

Total International Equity	$ 164,923	$ –	$ 164,923	$ –

Private Equity(5)

Domestic	$ 54,748	$ –	$ –	$ 54,748

International	17,027	–	–	17,027

Total Private Equity	$ 71,775	$ –	$ –	$ 71,775

Total Equity	$ 758,035	$ 275,602	$ 410,658	$ 71,775

Fixed Income(6)

US government issues	$ 130,456	$ 104,460	$ 25,996	$ –

Municipal issues	20,211	–	20,211	–

Corporate issues – domestic	210,035	–	210,035	–

Corporate issues – foreign	44,489	–	44,489	–

Total Fixed Income	$ 405,191	$ 104,460	$ 300,731	$ –

Total Investments at Fair Value	$ 1,179,777	$ 396,613	$ 711,389	$ 71,775

Fair Value Measurements at October 26, 2014
Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2	(Level 3)
Investments at Fair Value:

Cash Equivalents(1)	$ 14,342	$ 14,342	$ –	$ –

Large Capitalization Equity(2)

Domestic	$ 351,195	$ 196,977	$ 154,218	$ –

Foreign	34,126	34,126	–	–

Total Large Capitalization Equity	$ 385,321	$ 231,103	$ 154,218	$ –

Small Capitalization Equity(3)

Domestic	$ 62,521	$ 62,521	$ –	$ –

Foreign	8,031	8,031	–	–

Total Small Capitalization Equity	$ 70,552	$ 70,552	$ –	$ –

International Equity(4)

Mutual fund	$ 69,393	$ –	$ 69,393	$ –

Collective trust	173,008	–	173,008	–

Total International Equity	$ 242,401	$ –	$ 242,401	$ –

Private Equity(5)

Domestic	$ 43,340	$ –	$ –	$ 43,340

International	15,383	–	–	15,383

Total Private Equity	$ 58,723	$ –	$ –	$ 58,723

Total Equity	$ 756,997	$ 301,655	$ 396,619	$ 58,723

Fixed Income(6)

US government issues	$ 126,894	$ 96,199	$ 30,695	$ –

Municipal issues	20,232	–	20,232	–

Corporate issues – domestic	212,299	–	212,299	–

Corporate issues – foreign	38,001	–	38,001	–

Total Fixed Income	$ 397,426	$ 96,199	$ 301,227	$ –

Total Investments at Fair Value	$ 1,168,765	$ 412,196	$ 697,846	$ 58,723

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)	Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)

Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes mutual funds consisting of a mix of U.S. and foreign common stocks that are valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)

Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)

International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)

Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well-diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid-markets, venture capitalists, and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed, as well as early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)

Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources; municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources; and mutual funds invested in long-duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year-end.

A reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3) is as follows:

(in thousands)	2015	2014
Beginning Balance	$ 58,723	$ 45,783

Purchases, issuances, and settlements (net)	(3,574)	3,050
Unrealized gains	7,741	4,260
Realized gains	7,623	4,479

Interest and dividend income	1,262	1,151

Ending Balance	$ 71,775	$ 58,723

The Company has commitments totaling $85.0 million for the private equity investments within the pension plans. The unfunded private equity commitment balance for each investment category as of October 25, 2015, and October 26, 2014 is as follows:

(in thousands)	2015	2014
Domestic equity	$ 9,264	$ 17,659

International equity	9,514	12,640

Unfunded commitment balance	$ 18,778	$ 30,299

Funding for future private equity capital calls will come from existing pension plan asset investments and not from additional cash contributions into the Company’s pension plans.